BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Term	5 years 11 months 5 days	5 years 7 months 6 days
Non-recourse subsidiary borrowings	$ 10,866	$ 3,265
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.45%	7.33%
Business services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 1,228	$ 1,190
Business services | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.11%	4.06%
Term	2 years 5 months 19 days	3 years 26 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 5,748	$ 0
Infrastructure services | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.16%	2.97%
Term	6 years 1 month 21 days	1 year 6 months 18 days
Industrial operations
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 3,890	$ 2,075
Industrial operations | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.31%	9.22%
Term	6 years 7 months 28 days	7 years 18 days
Corporate and Other
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 0	$ 0
Corporate and Other | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%
Term	0 years	0 years